Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sfd? Related Revenue (note 21)	$ 0	$ 3,134,250	$ 136,566
Expenses
Sfd? Related Costs, Net (note 22)	1,178,183	1,224,168	1,111,070
General and administrative expenses (Notes 17, 23 & 24)	3,736,431	3,189,857	3,341,010
Amortization (Notes 7, 9)	1,768,727	1,776,484	1,780,806
Total Expenses	6,683,341	6,190,509	6,232,886
Other Expenses (income)
Interest (income) Expense, Net	36,220	37,955	(14,062)
Foreign Exchange Loss (gain)	(15,340)	8,597	(64,432)
Intellectual Property And Other	28,855	20,988	10,402
Total Other Expenses (income)	49,735	67,540	(68,092)
Income (loss) Before Income Taxes	(6,733,076)	(3,123,799)	(6,028,228)
Income Tax Expense (note 18)	0	0	0
Net Income (loss) And Comprehensive Income (loss)	$ (6,733,076)	$ (3,123,799)	$ (6,028,228)
Loss Per Share (note 16)
Basic	$ (0.10)	$ (0.05)	$ (0.09)
Diluted	$ (0.10)	$ (0.05)	$ (0.09)